Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Aug. 28, 2018
MFS® Total Return Bond Fund | A
Prospectus:
Trading Symbol	MRBFX
MFS® Total Return Bond Fund | R4
Prospectus:
Trading Symbol	MRBJX
MFS® Total Return Bond Fund | 529A
Prospectus:
Trading Symbol	EARBX
MFS® Total Return Bond Fund | 529B
Prospectus:
Trading Symbol	EBRBX
MFS® Total Return Bond Fund | 529C
Prospectus:
Trading Symbol	ECRBX
MFS® Total Return Bond Fund | B
Prospectus:
Trading Symbol	MRBBX
MFS® Total Return Bond Fund | C
Prospectus:
Trading Symbol	MRBCX
MFS® Total Return Bond Fund | I
Prospectus:
Trading Symbol	MRBIX
MFS® Total Return Bond Fund | R1
Prospectus:
Trading Symbol	MRBGX
MFS® Total Return Bond Fund | R2
Prospectus:
Trading Symbol	MRRRX
MFS® Total Return Bond Fund | R3
Prospectus:
Trading Symbol	MRBHX
MFS® Total Return Bond Fund | R6
Prospectus:
Trading Symbol	MRBKX